UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Pzena Mid Cap Focused Value Fund
Schedule of Investments
November 30, 2015 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 97.07%
Consumer Discretionary - 14.28%
Dana Holding Corp.	4,200	$69,048	2.42%
Interpublic Group of Companies, Inc.	3,750	86,250	3.03%
News Corp.	6,150	88,253	3.10%
Omnicom Group, Inc.	1,375	101,640	3.57%
Staples, Inc.	5,100	61,557	2.16%
		406,748	14.28%
Energy - 7.94%
Apache Corp.	1,325	65,164	2.29%
Cenovus Energy, Inc. (b)	2,975	44,030	1.55%
Murphy Oil Corp.	2,600	74,307	2.60%
Superior Energy Services, Inc.	2,725	42,701	1.50%
		226,202	7.94%
Financials - 39.65%
Allstate Corp.	1,050	65,898	2.31%
Assurant, Inc.	525	44,898	1.58%
Axis Capital Holdings, Ltd (b)	1,950	109,199	3.83%
Comerica, Inc.	1,325	61,414	2.16%
Franklin Resources, Inc.	2,125	89,080	3.13%
KeyCorp	5,550	72,761	2.55%
Legg Mason, Inc.	1,875	83,213	2.92%
Progressive Corp.	2,275	70,116	2.46%
Regions Financial Corp.	9,850	99,878	3.51%
Synovus Financial Corp.	1,825	60,919	2.14%
Torchmark Corp.	1,562	94,687	3.32%
Validus Holdings, Ltd (b)	1,700	80,206	2.82%
Voya Financial, Inc.	1,650	67,155	2.36%
Webster Financial Corp.	1,550	62,326	2.19%
Willis Group Holdings PLC (b)	1,470	67,561	2.37%
		1,129,311	39.65%
Industrials - 17.48%
AECOM Technology Corp. (a)	2,564	81,612	2.86%
Dover Corp.	1,200	79,080	2.78%
KBR, Inc.	3,950	76,788	2.70%
Owens Corning, Inc.	1,175	55,037	1.93%
Parker Hannifin Corp.	725	75,879	2.66%
Stanley Black & Decker, Inc.	600	65,496	2.30%
Terex Corp.	3,125	64,000	2.25%
		497,892	17.48%
Information Technology - 14.80%
Avnet, Inc.	2,300	104,236	3.65%
Flextronics International, Ltd (a)	5,650	63,563	2.23%
Genpact, Ltd. (a)	2,425	61,110	2.15%
Hewlett Packard Enterprise Co. (a)	4,100	60,926	2.14%
HP, Inc.	4,100	51,414	1.81%
ON Semiconductor Corp. (a)	7,325	80,282	2.82%
		421,531	14.80%
Utilities - 2.92%
Edison International	1,400	83,104	2.92%
Total Common Stocks (Cost $2,786,770)		2,764,788	97.07%

				% of
		Shares	Fair Value	Net Assets
REITS - 3.03%
Financials - 3.03%
Lamar Advertising Co.		1,475	$86,155	3.03%
Total REITS (Cost $77,272)			86,155	3.03%

SHORT-TERM INVESTMENTS - 1.17%
Money Market Fund - 1.17%
Short Term Treasury Investment - Institutional Class, 0.02% (c)		33,358	33,358	1.17%
Total Short-Term Investments (Cost $33,358)			33,358	1.17%

Total Investments (Cost $2,897,400) - 101.27%			2,884,301	101.27%
Liabilities in Excess of Other Assets - (1.27)%			(36,253)	(1.27)%
TOTAL NET ASSETS - 100.00%			$2,848,048	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)		Rate shown is the 7-day yield as of November 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Emerging Markets Focused Value Fund
Schedule of Investments
November 30, 2015 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 92.20%
Brazil - 6.67%
Cia de Saneamento Basico do Estrado de San Paulo	29,000	$141,814	1.18%
Petroleo Brasileiro S.A. (a)	84,900	168,308	1.39%
Randon SA Implementos e Participacoes	139,650	97,094	0.80%
Telefonica Brasil S.A.	27,350	256,543	2.13%
Usinas Siderurgicas de Minas Gerais S.A.	247,800	140,905	1.17%
		804,664	6.67%
China - 18.12%
Baoxin Auto Group, Ltd.	167,500	69,562	0.58%
China Agri-Industries Holdings, Ltd. (a)	701,000	245,015	2.03%
China Construction Bank Corp.	396,000	272,225	2.26%
China Dongxiang Group Co.	290,000	72,561	0.60%
China Mobile, Ltd.	37,000	420,419	3.48%
China Power International Development, Ltd.	450,000	239,700	1.99%
China Shenhua Energy Co., Ltd.	157,500	245,794	2.04%
China Shineway Pharmaceutical Group, Ltd.	74,000	96,396	0.80%
China Zhengtong Auto Services Holdings, Ltd.	193,000	78,908	0.65%
Dah Chong Hong Holdings, Ltd.	153,000	76,959	0.64%
Dongfeng Motor Group Co., Ltd.	222,000	301,786	2.50%
Kingboard Laminates Holdings, Ltd.	158,500	67,051	0.55%
		2,186,376	18.12%
Czech Republic - 1.91%
CEZ	12,700	230,783	1.91%

Hong Kong - 3.30%
Pacific Basin Shipping, Ltd.	904,000	234,352	1.94%
Stella International Holdings, Ltd.	40,000	98,640	0.82%
Texwinca Holdings, Ltd.	64,000	65,375	0.54%
		398,367	3.30%
Hungary - 4.68%
Magyar Telekom Telecommunications PLC (a)	131,125	179,147	1.49%
OTP Bank PLC	18,675	385,253	3.19%
		564,400	4.68%
Malaysia - 2.70%
Genting Malaysia Berhad	315,300	325,357	2.70%

Poland - 2.36%
Cyfrowy Polsat S.A. (a)	47,900	285,192	2.36%

Qatar - 0.51%
Industries Qatar Q.S.C.	2,225	61,399	0.51%

Republic of Korea - 19.02%
Dongbu Insurance Co., Ltd.	4,240	227,368	1.88%
Hana Financial Group, Inc.	12,240	269,522	2.23%
Hyundai Heavy Industries Co., Inc.	3,600	281,646	2.33%
KB Financial Group, Inc.	6,410	195,115	1.62%
LG Electronics, Inc.	8,300	388,463	3.22%
POSCO	1,900	277,277	2.30%
Samsung Electronics Co., Ltd.	406	450,157	3.73%
Samsung Electronics Co., Ltd. - GDR	114	63,441	0.53%
Shinhan Financial Group Co., Ltd. - ADR	450	16,245	0.14%
Shinhan Financial Group Co., Ltd.	3,490	124,917	1.04%
		2,294,151	19.02%

			% of
	Shares	Fair Value	Net Assets
Russian Federation - 8.63%
Gazprom PAO - ADR	93,750	$387,281	3.21%
Lukoil PJSC - ADR	8,950	344,844	2.86%
Rosneft Oil Co. - GDR	76,900	309,138	2.56%
		1,041,263	8.63%
South Africa - 4.00%
Aveng, Ltd. (a)	107,425	19,841	0.16%
Reunert, Ltd.	57,500	272,823	2.26%
Sasol	6,825	190,058	1.58%
		482,722	4.00%
Taiwan - 9.73%
Compal Electronics, Inc.	632,000	350,444	2.91%
Hon Hai Precision Industry Co., Ltd.	150,150	386,392	3.20%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,175	49,503	0.41%
Taiwan Semiconductor Manufacturing Co., Ltd.	91,000	387,507	3.21%
		1,173,846	9.73%
Thailand - 2.59%
Bangkok Bank Public Co. Ltd.	9,900	47,235	0.39%
Bangkok Bank Public Co., Ltd. - NVDR	56,700	264,990	2.20%
		312,225	2.59%
Turkey - 2.28%
Akbank T.A.S.	115,425	274,571	2.28%

United Arab Emirates - 2.40%
Abu Dhabi Commercial Bank PJSC	37,250	63,392	0.53%
Union National Bank PJSC	163,000	225,908	1.87%
		289,300	2.40%
United States - 3.30%
Cognizant Technology Solutions Corp. (a)	2,075	134,003	1.11%
Flextronics International, Ltd. (a)	14,450	162,563	1.35%
Genpact, Ltd. (a)	4,025	101,430	0.84%
		397,996	3.30%
Total Common Stocks (Cost $14,202,990)		11,122,612	92.20%

PARTICIPATORY NOTES - 7.08% (b)
India - 7.02%
Bank of Baroda	35,500	96,022	0.80%
Hindalco Industries Ltd.	129,675	150,225	1.25%
NTPC Ltd.	122,898	241,879	2.00%
National Hydroelectric Power Corp., Ltd.	535,523	154,192	1.28%
Punjab National Bank	35,150	76,499	0.63%
State Bank of India	34,125	128,373	1.06%
		847,190	7.02%
United Arab Emirates - 0.06%
Abu Dhabi Commercial Bank PJSC.	4,350	7,402	0.06%
Total Participatory Notes (Cost $1,173,668)		854,592	7.08%

SHORT-TERM INVESTMENTS - 0.99%
Money Market Fund - 0.99%
Short Term Treasury Investment - Institutional Class, 0.02% (c)	119,422	119,422	0.99%
Total Short-Term Investments (Cost $119,422)		119,422	0.99%

Total Investments (Cost $15,496,080) - 100.27%		12,096,626	100.27%
Liabilities in Excess of Other Assets - (0.27)%		(32,281)	(0.27)%
TOTAL NET ASSETS - 100.00%		$12,064,345	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PAO	Public Joint Stock Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company
Q.S.C.	Qatari Shareholding Company
(a)	Non-Income Producing Security.
(b)	Participatory notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets.
In addition to normal risks associated with direct
investments, P-notes are also subject to counterparty risk.
The performance results of P-notes will not exactly replicate the performance of the underlying securities due to
transaction costs and other expenes.
(c)	Rate shown is the 7-day yield as of November 30, 2015.

Pzena Emerging Markets Focused Value Fund
Portfolio Diversification
November 30, 2015 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$1,762,803	14.61%
Consumer Staples	245,015	2.03%
Energy	1,645,422	13.64%
Financials	2,366,742	19.62%
Health Care	96,396	0.80%
Industrials	967,156	8.02%
Information Technology	2,152,491	17.84%
Materials	418,181	3.47%
Telecommunication Services	856,109	7.10%
Utilities	612,297	5.07%
Total Common Stocks	11,122,612	92.20%
Participatory Notes
Financials	308,297	2.56%
Materials	150,225	1.24%
Utilities	396,070	3.28%
Total Participatory Notes	854,592	7.08%
Short-Term Investments	119,422	0.99%
Total Investments	12,096,626	100.27%
Liabilities in Excess of Other Assets	(32,281)	(0.27)%
Total Net Assets	12,064,345	100.00%

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Long/Short Value Fund
Schedule of Investments
November 30, 2015 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 101.74%
Consumer Discretionary - 17.02%
Bed Bath & Beyond, Inc. (a)	341	$18,591	0.44%
CBS Corp.	526	26,552	0.63%
Coach, Inc. (d)	550	17,474	0.42%
Dillard's, Inc.	313	23,475	0.56%
Dollar General Corp.	1,111	72,671	1.73%
Ford Motor Co. (d)	3,844	55,085	1.31%
Interpublic Group of Companies, Inc. (d)	5,042	115,966	2.75%
Macys, Inc.	1,493	58,346	1.39%
News Corp. (d)	4,635	66,512	1.58%
Omnicom Group, Inc. (d)	1,096	81,016	1.93%
Staples, Inc. (d)	6,497	78,419	1.87%
The Gap, Inc.	741	19,807	0.47%
Thomson Reuters Corp. (b)	660	26,624	0.63%
Urban Outfitters, Inc. (a)	2,454	54,970	1.31%
		715,508	17.02%
Consumer Staples - 1.49%
Wal-Mart Stores, Inc. (d)	1,068	62,841	1.49%

Energy - 7.36%
Baker Hughes, Inc. (d)	592	32,009	0.76%
BP PLC - ADR (b)(d)	1,334	46,156	1.10%
ConocoPhillips	325	17,566	0.42%
ExxonMobil Corp. (d)	1,325	108,200	2.57%
Murphy Oil Corp. (d)	560	16,005	0.38%
Royal Dutch Shell PLC - ADR (b)(d)	1,023	50,904	1.21%
Superior Energy Services, Inc. (d)	2,462	38,580	0.92%
		309,420	7.36%
Financials - 32.11%
Aflac, Inc. (d)	336	21,921	0.52%
American International Group, Inc. (d)	1,403	89,203	2.12%
Axis Capital Holdings Ltd. (b)(d)	2,316	129,697	3.08%
Bank of America Corp. (d)	5,086	88,649	2.11%
Citigroup, Inc. (d)	1,647	89,086	2.12%
Franklin Resources, Inc. (d)	1,808	75,791	1.80%
Genworth Financial, Inc. (a)	4,533	22,892	0.54%
Goldman Sachs Group, Inc. (d)	373	70,877	1.69%
JPMorgan Chase & Co. (d)	1,116	74,415	1.77%
Legg Mason, Inc. (d)	625	27,738	0.66%
Metlife, Inc. (d)	1,126	57,527	1.37%
Morgan Stanley (d)	2,034	69,766	1.66%
PartnerRe, Ltd (b)(d)	521	72,487	1.72%
PNC Financial Services Group, Inc. (d)	595	56,828	1.35%
State Street Corp. (d)	726	52,693	1.25%
Torchmark Corp.	1,323	80,200	1.91%
UBS Group AG (b)(d)	1,947	37,305	0.89%
Validus Holdings, Ltd. (b)(d)	1,263	59,588	1.42%
Voya Financial, Inc. (d)	1,385	56,370	1.34%
Wells Fargo & Co. (d)	652	35,925	0.85%
Willis Group Holdings PLC (b)	1,774	81,533	1.94%
		1,350,491	32.11%

			% of
	Shares	Fair Value	Net Assets
Health Care - 13.29%
Abbott Laboratories (d)	2,873	$129,054	3.07%
Baxalta, Inc. (d)	2,009	69,069	1.64%
Baxter International, Inc. (d)	904	34,036	0.81%
Biogen, Inc. (a)	259	74,297	1.77%
Cigna Corp. (d)	857	115,678	2.75%
McKesson Corp.	211	39,953	0.95%
Mylan NV (a)(b)	469	24,060	0.57%
Patterson Companies, Inc.	1,598	72,821	1.73%
		558,968	13.29%
Industrials - 8.77%
AECOM Technology Corp. (a)(d)	1,601	50,960	1.21%
Cummins, Inc. (d)	302	30,312	0.72%
Dover Corp. (d)	613	40,397	0.96%
Emerson Electric Co.	453	22,650	0.54%
MSC Industrial Direct Co.	1,093	67,437	1.61%
Parker Hannifin Corp. (d)	597	62,482	1.49%
Stanley Black & Decker, Inc.	525	57,309	1.36%
Terex Corp. (d)	1,812	37,110	0.88%
		368,657	8.77%
Information Technology - 20.14%
Avnet, Inc. (d)	2,833	128,392	3.06%
Cisco Systems, Inc. (d)	1,946	53,029	1.26%
Cognizant Technology Solutions Corp. (a)	778	50,243	1.19%
Corning, Inc. (d)	2,513	47,068	1.12%
Genpact, Ltd. (a)	1,071	26,989	0.64%
Hewlett Packard Enterprise Co. (a)(d)	2,757	40,969	0.97%
HP, Inc. (d)	2,757	34,573	0.82%
Intel Corp. (d)	1,759	61,160	1.45%
International Business Machines Corp. (d)	137	19,101	0.45%
Jabil Circuit, Inc. (d)	2,162	55,326	1.32%
Microsoft Corp.	2,008	109,135	2.60%
ON Semiconductor Corp. (a)(d)	6,274	68,763	1.64%
Oracle Corp. (d)	2,340	91,190	2.17%
QUALCOMM, Inc.	1,246	60,792	1.45%
		846,730	20.14%
Utilities - 1.56%
Edison International	1,104	65,533	1.56%
Total Common Stocks (Cost $4,396,508)		4,278,148	101.74%

REITS - 6.23%
Financials - 6.23%
Hospitality Properties Trust (d)	1,982	55,040	1.31%
Lamar Advertising Co. (d)	2,744	160,277	3.82%
Senior Housing Properties Trust	3,215	46,457	1.10%
Total REITS (Cost $283,908)		261,774	6.23%

SHORT-TERM INVESTMENTS - 1.33%
Money Market Fund - 1.33%
Short Term Treasury Investment - Institutional Class, 0.02% (c)	55,874	55,874	1.33%
Total Short-Term Investments (Cost $55,874)		55,874	1.33%

Total Investments (Cost $4,736,290) - 109.30%		4,595,796	109.30%
Liabilities in Excess of Other Assets - (9.30)%		(391,060)	(9.30)%
TOTAL NET ASSETS - 100.00%		$4,204,736	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
ADR	American Depository Receipt
(a)	Non Income Producing Security.
(b)	Foreign Issued Secuirty.
(c)	Rate shown is the 7-day yield as of November 30, 2015.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
November 30, 2015 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 49.44%
Consumer Discretionary - 8.98%
Chipotle Mexican Grill, Inc. (a)	38	$22,023	0.52%
Columbia Sportswear Co.	472	22,104	0.53%
Hanesbrands, Inc.	671	20,580	0.49%
Harman International Industries, Inc.	292	30,123	0.72%
Hilton Worldwide Holdinggs, Inc.	1,300	30,186	0.72%
Home Depot, Inc.	255	34,139	0.81%
Las Vegas Sands Corp.	663	29,212	0.69%
Lowe's Companies, Inc.	434	33,244	0.79%
MGM Resorts International (a)	1,400	31,836	0.76%
Tesla Motors, Inc. (a)	122	28,092	0.67%
The Walt Disney Co.	275	31,204	0.74%
Tractor Supply Co.	353	31,540	0.75%
Wynn Resorts Ltd.	528	33,143	0.79%
		377,426	8.98%
Consumer Staples - 2.24%
Edgewell Personal Care Co.	376	30,268	0.72%
Estee Lauder Companies, Inc.	375	31,545	0.75%
Kimberly-Clark Corp.	271	32,290	0.77%
		94,103	2.24%
Energy - 3.61%
Cabot Oil & Gas Corp.	928	17,474	0.42%
Core Laboratories N.V. (b)	282	33,318	0.79%
Diamondback Energy, Inc. (a)	418	32,612	0.78%
Occidental Petroleum Corp.	428	32,353	0.77%
Pioneer Natural Resources Co.	248	35,898	0.85%
		151,655	3.61%
Financials - 1.88%
Charles Schwab Corp.	960	32,362	0.77%
LendingClub Corp. (a)	2,222	26,708	0.63%
SLM Corp. (a)	2,980	20,130	0.48%
		79,200	1.88%
Health Care - 9.40%
Acadia Healthcare Co. Ltd. (a)	291	20,082	0.48%
Agios Pharmaceuticals, Inc. (a)	348	22,477	0.53%
Alexion Pharmaceuticals, Inc. (a)	172	30,692	0.73%
Alnylam Pharmaceuticals, Inc. (a)	317	32,987	0.78%
BioMarin Pharmaceutical, Inc. (a)	190	18,120	0.43%
Bluebird Bio, Inc. (a)	354	31,417	0.75%
IDEXX Laboratories, Inc. (a)	322	22,804	0.54%
Illumina, Inc. (a)	131	24,091	0.57%
Intercept Pharmaceuticals, Inc. (a)	171	30,183	0.72%
Intrexon Corp. (a)	818	29,702	0.71%
Isis Pharmaceuticals, Inc. (a)	576	35,159	0.84%
Puma Biotechnology, Inc. (a)	392	29,518	0.70%
Veeva Systems, Inc. (a)	1,212	34,978	0.83%
Vertex Pharmaceuticals, Inc. (a)	256	33,116	0.79%
		395,326	9.40%

			% of
	Shares	Fair Value	Net Assets
Industrials - 8.25%
FedEx Corp.	205	$32,501	0.77%
HD Supply Holdings, Inc. (a)	1,070	33,844	0.80%
HEICO Corp.	612	31,506	0.75%
Hertz Global Holdings, Inc. (a)	1,710	27,121	0.64%
Hexcel Corp.	694	32,680	0.78%
Kansas City Southern	351	31,913	0.76%
Lockheed Martin Corp.	148	32,436	0.77%
Old Dominion Freight Lines, Inc. (a)	467	29,752	0.71%
United Parcel Service, Inc.	299	30,800	0.73%
Waste Management, Inc.	591	31,778	0.76%
Watsco, Inc.	257	32,667	0.78%
		346,998	8.25%
Information Technology - 12.03%
Arista Networks, Inc. (a)	371	27,276	0.65%
Autodesk, Inc. (a)	552	35,035	0.83%
Cavium, Inc. (a)	438	29,394	0.70%
Cognex Corp.	873	32,388	0.77%
Computer Sciences Corp.	472	14,788	0.35%
CoStar Group, Inc. (a)	167	34,943	0.83%
CSRA, Inc. (a)	472	14,873	0.35%
EchoStar Corp. (a)	819	32,031	0.76%
Fortinet, Inc. (a)	889	32,022	0.76%
Guidewire Software, Inc. (a)	387	22,961	0.55%
LinkedIn Corp. (a)	106	25,770	0.61%
Maxim Integrated Products, Inc.	841	32,606	0.78%
NetSuite, Inc. (a)	324	27,670	0.66%
Pandora Media, Inc. (a)	1,688	23,294	0.55%
Rackspace Hosting, Inc. (a)	1,054	30,165	0.72%
Splunk, Inc. (a)	568	33,796	0.80%
Twitter, Inc. (a)	1,054	26,772	0.64%
Workday, Inc. (a)	361	30,219	0.72%
		506,003	12.03%
Materials - 3.05%
Air Products & Chemicals, Inc.	211	28,884	0.69%
Monsanto Co.	349	33,211	0.79%
PolyOne Corp.	916	32,958	0.78%
The Sherwin-Williams Co.	120	33,128	0.79%
		128,181	3.05%
Total Common Stocks (Proceeds $2,175,785)		2,078,892	49.44%

REITS - 5.68%
Financials - 5.68%
Boston Properties, Inc.	244	30,498	0.73%
Essex Property Trust, Inc.	95	21,925	0.52%
Kilroy Realty Corp.	460	30,696	0.73%
Plum Creek Timber Company, Inc.	504	25,608	0.61%
Prologis, Inc.	708	30,267	0.72%
Simon Property Group, Inc.	106	19,741	0.47%
SL Green Realty Corp.	253	29,874	0.71%
Taubman Centers, Inc.	282	20,267	0.48%
Vornado Realty Trust	310	29,996	0.71%
Total REITS (Proceeds $238,206)		238,872	5.68%

Total Securities Sold Short (Proceeds $2,413,991) - 55.12%		2,317,764	55.12%

Percentages are stated as a percent of net assets.

As of November 30, 2015 securities and cash collateral of $3,213,783 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 - Summary of Fair Value Measurements at November 30, 2015 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price
(“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of November 30, 2015:

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of November 30, 2015:

Pzena Mid Cap Focused Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$406,748	$-	$-	$406,748
Energy	226,202	-	-	226,202
Financials	1,129,311	-	-	1,129,311
Industrials	497,892	-	-	497,892
Information Technology	421,531	-	-	421,531
Utilities	83,104	-	-	83,104
Total Common Stock	2,764,788	-	-	2,764,788
REITs	86,155	-	-	86,155
Short-Term Investments	33,358	-	-	33,358
Total Investments in Securities	$2,884,301	$-	$-	$2,884,301

Pzena Emerging Markets Focused Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$804,664	$-	$-	$804,664
China	2,186,376	-	-	2,186,376
Czech Republic	230,783	-	-	230,783
Hong Kong	398,367	-	-	398,367
Hungary	564,400	-	-	564,400
Malaysia	325,357	-	-	325,357
Poland	285,192	-	-	285,192
Qatar	61,399	-	-	61,399
Republic of Korea	2,294,151	-	-	2,294,151
Russian Federation	1,041,263	-	-	1,041,263
South Africa	482,722	-	-	482,722
Taiwan	1,173,846	-	-	1,173,846
Thailand	312,225	-	-	312,225
Turkey	274,571	-	-	274,571
United Arab Emirates	289,300	-	-	289,300
United States	397,996	-	-	397,996
Total Common Stock	11,122,612	-	-	11,122,612
Participatory Notes
India	-	847,190	-	847,190
United Arab Emirates	-	7,402	-	7,402
Total Participatory Notes	-	854,592	-	854,592
Short-Term Investments	119,422	-	-	119,422
Total Investments in Securities	$11,242,034	$854,592	$-	$12,096,626

Pzena Long/Short Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$715,508	$-	$-	$715,508
Consumer Staples	62,841	-	-	62,841
Energy	309,420	-	-	309,420
Financials	1,350,491	-	-	1,350,491
Health Care	558,968	-	-	558,968
Industrials	368,657	-	-	368,657
Information Technology	846,730	-	-	846,730
Utilities	65,533	-	-	65,533
Total Common Stock	4,278,148	-	-	4,278,148
REITs	261,774	-	-	261,774
Short-Term Investments	55,874	-	-	55,874
Total Investments in Securities	$4,595,796	$-	$-	$4,595,796

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$377,426	$-	$-	$377,426
Consumer Staples	94,103	-	-	94,103
Energy	151,655	-	-	151,655
Financials	79,200	-	-	79,200
Health Care	395,326	-	-	395,326
Industrials	346,998	-	-	346,998
Information Technology	506,003	-	-	506,003
Materials	128,181	-	-	128,181
Total Common Stock	2,078,892			2,078,892
REITs	238,872	-	-	238,872
Total Securities Sold Short	$2,317,764	$-	$-	$2,317,764

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at November 30, 2015. There were no level 3 securities held in the Fund during the period ended November 30, 2015.

Note 2 - Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Pzena Mid Cap Focused Value Fund

Cost of investments			$2,897,400
Gross unrealized appreciation			218,327
Gross unrealized depreciation			(231,426)
Net unrealized appreciation			$(13,099)

Pzena Emerging Markets Focused Value Fund

Cost of investments	$15,496,080
Gross unrealized appreciation	271,341
Gross unrealized depreciation	(3,670,795)
Net unrealized appreciation	$(3,399,454)

Pzena Long/Short Value Fund

Cost of investments	$4,832,503
Gross unrealized appreciation	232,419
Gross unrealized depreciation	(469,126)
Net unrealized appreciation	$(236,707)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date January 21, 2016

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  January 21, 2016

* Print the name and title of each signing officer under his or her signature.